Capital - Asset management operations (Details) - Asset management business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Regulatory and other surplus
Balance at 1 January	$ 459	$ 376
Gains during the year	266	223
Movement in capital requirement	3	48
Capital injection	6	65
Distributions made to the parent company	(201)	(204)
Exchange and other movements	(5)	(49)
Balance at 31 December	$ 528	$ 459